Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes [Text Block]
INCOME TAXES

Components of Income Taxes
The components of income(loss) from continuing operations before income taxes were as follows:

	Year Ended December 31,
Dollars in thousands	2012	2011	2010
U.S. operations	$246,048	$180,084	$106,653
Foreign operations	(4,302)	4,644	2,273
Total income from continuing operations before income taxes	$241,746	$184,728	$108,926

Components of Income Tax Expense
The components of income tax expense were as follows:

	Year Ended December 31,
Dollars in thousands	2012	2011	2010
Current:
State and local	$3,936	$9,326	$1,003
Foreign	7	375	634
Total current	3,943	9,701	1,637
Deferred:
U.S. Federal	81,549	58,858	36,957
State and local	7,545	580	4,703
Foreign	(1,521)	638	(265)
Total deferred	87,573	60,076	41,395
Total income tax expense	$91,516	$69,777	$43,032

Rate Reconciliation
The income tax expense differs from the amount that would result by applying the U.S. statutory rate to income before income taxes as follows:

	Year Ended December 31,
	2012	2011	2010
U.S Federal tax expense at statutory rates	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	4.0%	4.3%	3.5%
Federal and state credits	(0.8)%	(0.6)%	—%
Other	(0.3)%	(0.9)%	1.0%
Effective tax rate	37.9%	37.8%	39.5%

Unrecognized Tax Benefits
The aggregate changes in the balance of unrecognized tax benefits were as follows:

Dollars in thousands	Year ended December 31,
	2012	2011	2010
Balance, beginning of the year	$2,455	$1,821	$1,800
Additions based on tax positions related to the current year	—	315	70
Additions for tax positions related to prior years	251	420	—
Reductions for tax positions related to prior years	(71)	—	(39)
Reductions from lapse of applicable statute of limitations	(252)	—	(10)
Settlements	—	(101)	—
Balance, end of year	$2,383	$2,455	$1,821

At December 31, 2012, the unrecognized tax benefits were primarily related to R&D credit and income/expense recognition, all of which would have an effect on our effective tax rate if recognized. It was not necessary to accrue interest and penalties associated with the uncertain tax positions identified because operating losses and tax credit carryforwards were sufficient to offset all unrecognized tax benefits.
Tax Years Open for Examination
As of December 31, 2012 for our major tax jurisdictions, the years 2009 and 2011 were open for examination by U.S. Federal and most state tax authorities. Additionally, the years 2002 to 2008 are subject to examination, to the extent that net operating loss and income tax credit carryforwards from those years were utilized in 2009 and later years.

Jurisdiction	As of December 31, 2012 Open Tax Years
U.S.	2002 through 2011

Deferred Income Taxes
Deferred income tax assets and liabilities reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the carrying amounts used for income tax purposes. Future tax benefits for net operating loss and tax credit carryforwards are also recognized to the extent that realization of such benefits is more likely than not.
In determining our tax provisions, management determined the deferred tax assets and liabilities for each separate tax jurisdiction and considered a number of factors including the positive and negative evidence regarding the realization of our deferred tax assets to determine whether a valuation allowance should be recognized with respect to our deferred tax assets. As of December 31, 2012, a valuation allowance was not necessary as positive evidence outweighed negative evidence that those deferred tax assets were more likely than not to be realized.
Significant components of our deferred tax assets and liabilities and the net increase (decrease) in the valuation allowance were as follows. Tax loss carryforwards for 2011 have been revised to reflect an adjustment identified related to 2009. See the Revision of Previously Issued Financial Statements section of Note 2: Summary of Significant Accounting Policies for more information.

Dollars in thousands	December 31,
	2012	2011
Deferred tax assets:
Income tax loss carryforwards	$20,356	$65,006
Credit carryforwards	9,226	6,372
Accrued liabilities and allowances	18,455	21,628
Stock-based compensation	12,783	7,953
Intangible assets	14,004	24,316
Other	6,175	3,490
Total deferred tax assets	80,999	128,765
Deferred tax liabilities:
Property and equipment	(115,381)	(123,947)
Product costs	(36,837)	—
Investment basis	(6,906)	—
Convertible debt interest	(5,066)	(7,783)
Total deferred tax liabilities	(164,190)	(131,730)
Net deferred tax liabilities	$(83,191)	$(2,965)

Change in Valuation Allowance

Dollars in thousands	Year Ended December 31,
	2012	2011	2010
Decrease in valuation allowance	$—	$(8,947)	$(982)

Deferred Tax Assets Relating to Income Tax Loss Carryforwards
Our deferred tax assets relating to income tax loss carryforwards and expiration periods are summarized as below:

Dollars in thousands	December 31, 2012
	Federal	State	Foreign
Net operating loss carryforwards	$49,705	$62,839	$3,135
Deferred tax assets related to net operating loss carryforwards	$17,397	$2,133	$826
Years that net operating loss carryforwards will expire between	2024 and 2030	2016 and 2030	2033

Based upon our projections for future taxable income over the periods in which the deferred tax assets are deductible, we believe it is more likely than not that we will realize the benefits of these deductible differences.
U.S. Federal Tax Credits and Expiration Periods
The following is the information pertaining to our U.S. federal tax credits as well as the expiration periods:

Dollars in thousands	December 31, 2012
	Amount	Expiration
U.S Federal tax credits:
Foreign tax credits	$2,380	2015 to 2023
Research and development tax credits	4,024	2013 to 2032
Other general business tax credits	197	2032
Alternative minimum tax credits	728	Do not expire
Illinois state tax credits	1,562	2015 to 2017
California U.S. Federal and State tax credits	335	Do not expire
Total U.S. Federal tax credits	$9,226

On January 2, 2013, the President signed H.R. 8, the American Taxpayer Relief Act of 2012, which retroactively extended a number of tax deductions and credits that otherwise would have expired, including the research and development credit. If this legislation had been enacted in 2012, the Company would have reported a research and development credit in its deferred tax assets.
We did not provide for U.S. income taxes on undistributed earnings of foreign operations because they were considered permanently invested outside of the U.S. Upon repatriation, some of these earnings would generate foreign tax credits, which may reduce the U.S. tax liability associated with any future foreign dividend. At December 31, 2012, the cumulative amount of earnings upon which U.S. income taxes have not been provided was approximately $14.4 million.